                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sound Shore Management, Inc.
Address:  8 Sound Shore Drive, Suite 180
          Greenwich, CT 06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shanna S. Sullivan
Title:  Vice President
Phone:  (203) 629-1980

Signature, Place, and Date of Signing:

 /s/ Shanna S. Sullivan           Greenwich, CT             July 15, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
--------------------      ----------------------------------
028-01190                 Frank Russell Company
028-05788                 IXIS Asset Management Advisors,
                          L.P.

                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           51

Form 13F Information Table Value Total:  $ 6,668,943
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.  Form 13F File number      Name
---  ------------------------  ----------------------------------
1    028-01190                 Frank Russell Company
2    028-05788                 IXIS Asset Management Advisors,
                               L.P.

  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

                                                                      6/30/2008

Item 1                      Item 2  Item 3    Item 4     Item 5             Item 6           Item 7           Item 8
------                      ------ --------- --------- ---------- -------------------------- ------ ---------------------------
                                                                    Investment Discretion                Voting Authority
                            Title              Mkt.               --------------------------        ---------------------------
                              of    Cusip      Value                 Sole     Shared   Other           Sole    Shared   None
Name of Issuer              Class   Number    x $1000    Shares      (A)       (B)      (C)  Mgrs.     (A)      (B)     (C)
--------------              ------ --------- --------- ---------- ---------- --------- ----- ------ ---------- ------ ---------
AES Corporation             COMMON 00130H105   207,394 10,796,133 10,019,010   777,123   0           7,482,910   0    3,313,223
Aon Corporation             COMMON 037389103   164,070  3,571,396  3,324,703   246,693   0           2,485,003   0    1,086,393
Apollo Group, Inc.          COMMON 037604105   163,478  3,693,574  3,457,462   236,112   0           2,586,362   0    1,107,212
Atlas Pipeline Partners, L  COMMON 049392103       391     10,000     10,000         0   0              10,000   0            0
Bank of America
 Corporation                COMMON 060505104   132,788  5,562,976  5,184,258   378,718   0           3,875,358   0    1,687,618
Barr Pharmaceuticals
 Inc.                       COMMON 068306109   257,703  5,716,564  5,320,495   396,069   0           3,978,495   0    1,738,069
Barrick Gold
 Corporation                COMMON 067901108   144,427  3,174,216  2,910,745   263,471   0           2,284,245   0      889,971
Baxter International Inc    COMMON 071813109   131,089  2,050,186  1,890,002   160,184   0           1,352,502   0      697,684
Boston Scientific
 Corporation                COMMON 101137107   214,223 17,430,657 16,256,139 1,174,518   0          11,995,239   0    5,435,418
Cardinal Health Inc.        COMMON 14149Y108   163,308  3,166,102  2,921,910   244,192   0           2,188,810   0      977,292
CIGNA Corporation           COMMON 125509109   210,445  5,946,453  5,516,386   430,067   0           4,122,786   0    1,823,667
CitiGroup, Inc.             COMMON 172967101       409     24,375     24,375         0   0              24,375   0            0
Citizen's
 Communications             COMMON 17453B101       437     38,500     38,500         0   0              38,500   0            0
Comcast Corporation
 Class A                    COMMON 20030N101   206,233 10,871,508 10,108,164   763,344   0           7,550,064   0    3,321,444
Credit Suisse Group         COMMON 225401108   204,388  4,510,879  4,183,485   327,394   0           3,106,885   0    1,403,994
DIRECTV Group Inc           COMMON 25459L106       460     17,750     17,750         0   0              17,750   0            0
El Paso Corporation         COMMON 28336L109   183,945  8,461,151  7,883,556   577,595   0           5,890,556   0    2,570,595
Fannie Mae                  COMMON 313586109       215     11,025     11,025         0   0              11,025   0            0
General Electric
 Company                    COMMON 369604103   179,745  6,734,534  6,230,464   504,070   0           4,579,164   0    2,155,370
Halliburton Company         COMMON 406216101       557     10,500     10,500         0   0              10,500   0            0
Hewlett-Packard
 Company                    COMMON 428236103   113,317  2,563,151  2,396,267   166,884   0           1,793,067   0      770,084
Intl Business Machines
 Corp.                      COMMON 459200101       243      2,048      2,048         0   0               2,048   0            0
Interpublic Group of
 Cos.                       COMMON 460690100   175,632 20,422,316 18,969,187 1,453,129   0          14,178,087   0    6,244,229
JetBlue Airways
 Corporation                COMMON 477143101       205     55,000     55,000         0   0              55,000   0            0
Kimberly-Clark
 Company                    COMMON 494368103   175,775  2,940,370  2,730,289   210,081   0           2,041,489   0      898,881
Kinetic Concepts, Inc.      COMMON 49460W208    86,304  2,162,459  2,013,384   149,075   0           1,503,984   0      658,475
Lowe's Companies, Inc.      COMMON 548661107       202      9,750      9,750         0   0               9,750   0            0
Marsh & McLennan
 Companies                  COMMON 571748102   154,451  5,817,377  5,403,972   413,405   0           4,026,972   0    1,790,405
Merck & Co. Inc.            COMMON 589331107       317      8,400      8,400         0   0               8,400   0            0
National City
 Corporation                COMMON 635405103   141,039 29,567,899 27,363,577 2,204,322   0          20,468,077   0    9,099,822
Newmont Mining
 Corporation                COMMON 651639106   193,663  3,712,862  3,443,040   269,822   0           2,553,940   0    1,158,922
Pfizer Inc.                 COMMON 717081103   211,919 12,130,456 11,279,777   850,679   0           8,433,577   0    3,696,879
Phillip Morris
 International              COMMON 718172109       403      8,150      8,150         0   0               8,150   0            0
Pioneer Natural
 Resources Co.              COMMON 723787107   177,448  2,266,839  2,125,796   141,043   0           1,590,196   0      676,643
Royal Dutch Shell PLC
 ADR                        COMMON 780259206   193,585  2,369,167  2,195,694   173,473   0           1,632,894   0      736,273
Southwest Airlines
 Company                    COMMON 844741108   168,551 12,925,668 11,979,679   945,989   0           8,952,479   0    3,973,189
Spectra Energy
 Corporation                COMMON 847560109   222,561  7,743,938  7,177,163   566,775   0           5,363,263   0    2,380,675
State Street Corporation    COMMON 857477103    99,773  1,559,197  1,446,762   112,435   0           1,081,662   0      477,535
Sun Microsystems Inc        COMMON 866810104   153,816 14,137,525 13,120,108 1,017,417   0           9,806,008   0    4,331,517
Symantec Corporation        COMMON 871503108   193,938 10,022,613  9,301,398   721,215   0           6,963,498   0    3,059,115
TJX Companies, Inc.         COMMON 872540109       763     24,250     24,250         0   0              24,250   0            0
Texas Instruments Inc.      COMMON 882508104   187,721  6,666,214  6,191,480   474,734   0           4,631,680   0    2,034,534
Textron Incorporated        COMMON 883203101       336      7,000      7,000         0   0               7,000   0            0
Time Warner, Inc.           COMMON 887317105   221,011  1,075,777  1,075,777         0   0                   0   0    1,075,777
Unilever NV ADR             COMMON 904784709   164,085  5,777,639  5,351,491   426,148   0           4,037,591   0    1,740,048
Unum Group                  COMMON 91529Y106   185,865  9,088,738  8,409,262   679,476   0           6,286,862   0    2,801,876
Walt Disney Holding
 Company                    COMMON 254687106   164,982  5,287,898  4,895,497   392,401   0           3,614,897   0    1,673,001
Washington Post
 Company                    COMMON 939640108   203,424    346,607    320,342    26,265   0             239,687   0      106,920
Waste Management, Inc.      COMMON 94106L109   137,080  3,635,110  3,369,937   265,173   0           2,518,337   0    1,116,773
Invesco Ltd.                COMMON G491BT108   170,461  7,108,455  6,548,519   559,936   0           4,877,119   0    2,231,336
Flextronics International   COMMON Y2573F102   204,373 21,741,847 20,159,724 1,582,123   0          14,986,724   0    6,755,123
   Totals:                      51           6,668,943